Redeemable and Convertible Preferred Stock (Details 3)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series A-1 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series A-2 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series B [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series C [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series C
Series D [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series D
Series E [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	80.8% of Series E
Series E-1 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	80.8% of Series E